Consolidated Balance Sheets (Parentheticals) - USD ($)	May 31, 2023	May 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 0	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	13,000,000	13,000,000
Ordinary shares, shares outstanding	13,000,000	13,000,000